Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 03, 2020
Document Effective Date	Aug. 03, 2020
Prospectus Date	Nov. 27, 2019
Class A & Y Prospectus | PACE® International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX
Class A & Y Prospectus | PACE® International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
Class A & Y Prospectus | PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
Class P Prospectus | PACE® International Equity Investments | Class P
Prospectus:
Trading Symbol	PCIEX
Class P Prospectus | PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX